Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 33.1	$ 37.6	$ 37.8
Rental expense under all operating leases	$ 54.8	$ 59.2	$ 55.9